Schedule of Anti-dilutive Securities Excluded from Earnings Per Share (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Resulting Common Shares		342,209,901
Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Resulting Common Shares			109,876,302
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity	[1]	8,202,500
Potentially Dilutive Security Stated Value Per Share	[1]
Potentially Dilutive Security Total Value or Stated Value	[1]
Potentially Dilutive Security Assumed Conversion Price	[1]
Potentially Dilutive Security Resulting Common Shares	[1]	202,500
Equity Option [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity			259,250
Potentially Dilutive Security Stated Value Per Share
Potentially Dilutive Security Total Value or Stated Value
Potentially Dilutive Security Assumed Conversion Price
Potentially Dilutive Security Resulting Common Shares			259,250
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity		200,126,815
Potentially Dilutive Security Stated Value Per Share
Potentially Dilutive Security Total Value or Stated Value
Potentially Dilutive Security Assumed Conversion Price
Potentially Dilutive Security Resulting Common Shares		200,126,815
Warrant [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity			21,984,266
Potentially Dilutive Security Stated Value Per Share	[2]
Potentially Dilutive Security Total Value or Stated Value
Potentially Dilutive Security Assumed Conversion Price	[2]
Potentially Dilutive Security Resulting Common Shares			21,984,266
Obligation Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity		5,884,872
Potentially Dilutive Security Stated Value Per Share
Potentially Dilutive Security Total Value or Stated Value
Potentially Dilutive Security Assumed Conversion Price
Potentially Dilutive Security Resulting Common Shares		5,884,872
A R Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity
Potentially Dilutive Security Stated Value Per Share
Potentially Dilutive Security Total Value or Stated Value		$ 2,000,000
Potentially Dilutive Security Assumed Conversion Price		17.50%
Potentially Dilutive Security Resulting Common Shares		11,428,571
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity		21,799
Potentially Dilutive Security Stated Value Per Share		$ 1,000
Potentially Dilutive Security Total Value or Stated Value		$ 21,799,000
Potentially Dilutive Security Assumed Conversion Price		17.50%
Potentially Dilutive Security Resulting Common Shares		124,567,143
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity			256,117
Potentially Dilutive Security Stated Value Per Share	[2]		$ 10
Potentially Dilutive Security Total Value or Stated Value			$ 2,561,170
Potentially Dilutive Security Assumed Conversion Price	[2]		0.175%
Potentially Dilutive Security Resulting Common Shares			14,635,257
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity			1,439
Potentially Dilutive Security Stated Value Per Share	[2]		$ 1,080
Potentially Dilutive Security Total Value or Stated Value			$ 1,554,120
Potentially Dilutive Security Assumed Conversion Price	[2]		0.50%
Potentially Dilutive Security Resulting Common Shares			3,108,240
Series C Preferred Stock [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity			7,630
Potentially Dilutive Security Stated Value Per Share	[2]		$ 1,111
Potentially Dilutive Security Total Value or Stated Value			$ 8,476,930
Potentially Dilutive Security Assumed Conversion Price	[2]		0.50%
Potentially Dilutive Security Resulting Common Shares			16,953,860
Series B Preferred Stock Warrants [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity			10,000
Potentially Dilutive Security Stated Value Per Share	[2]		$ 1,080
Potentially Dilutive Security Total Value or Stated Value			$ 10,800,000
Potentially Dilutive Security Assumed Conversion Price	[2]		0.50%
Potentially Dilutive Security Resulting Common Shares			21,600,000
Secured Convertible Debentures [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity
Potentially Dilutive Security Stated Value Per Share	[2]
Potentially Dilutive Security Total Value or Stated Value			$ 4,993,700
Potentially Dilutive Security Assumed Conversion Price	[2]		0.175%
Potentially Dilutive Security Resulting Common Shares			28,535,429
Convertible Debt Securities [Member] | Creek Road Miners Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially Dilutive Security Quantity
Potentially Dilutive Security Stated Value Per Share	[2]
Potentially Dilutive Security Total Value or Stated Value			$ 1,400,000
Potentially Dilutive Security Assumed Conversion Price	[2]		0.50%
Potentially Dilutive Security Resulting Common Shares			2,800,000

[1]	Includes the Merger Options, which were not exercisable as of June 30, 2023 (see Note 12).
[2]	As of December 31, 2022